GENERAL INFORMATION (Details) ₽ in Millions, ₴ in Millions, ৳ in Billions						1 Months Ended											2 Months Ended	6 Months Ended
	Jun. 08, 2022 USD ($)	Apr. 12, 2022 USD ($) installment	Apr. 12, 2022 PKR (₨) installment	Mar. 31, 2022 USD ($) numberOfMegahertz	Mar. 09, 2022 RUB (₽)	May 31, 2022 USD ($)	May 31, 2022 BDT (৳)	Apr. 30, 2022 USD ($) loan	Mar. 31, 2022 USD ($) numberOfMegahertz	Mar. 31, 2022 PKR (₨)	Feb. 28, 2022 USD ($) bank	Feb. 28, 2022 RUB (₽) bank	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 RUB (₽)	Mar. 31, 2021 USD ($)	May 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 UAH (₴)	Jun. 30, 2021 USD ($)		Jun. 30, 2022 PKR (₨)	Jun. 30, 2022 UAH (₴)	Jun. 29, 2022 candidate	May 25, 2022 candidate	Apr. 30, 2022 PKR (₨)	Apr. 30, 2022 RUB (₽)	Apr. 30, 2022 BDT (৳)	Mar. 31, 2022 RUB (₽) numberOfMegahertz	Feb. 28, 2022 RUB (₽)	Jun. 30, 2021 PKR (₨)	Mar. 31, 2021 RUB (₽)
Disclosure of detailed information about financial instruments [line items]
Repayments of debt																		$ 1,658,000,000		$ 700,000,000	[1]
Number of candidates recommended for board | candidate																									11
Director
Disclosure of detailed information about financial instruments [line items]
Number of candidates recommended for board | candidate																									8
Number of directors elected | candidate																								8
Other
Disclosure of detailed information about financial instruments [line items]
Number of candidates recommended for board | candidate																									3
Number of directors elected | candidate																								3
Banglalink
Disclosure of detailed information about financial instruments [line items]
New spectrum admission fee				$ 205,000,000
Spectrum maturity, term				11 years
Banglalink | 40 MHz spectrum
Disclosure of detailed information about financial instruments [line items]
Frequency bands | numberOfMegahertz				40					40																				40
Banglalink | 2300 MHz spectrum
Disclosure of detailed information about financial instruments [line items]
Frequency bands | numberOfMegahertz				2,300					2,300																				2,300
Jazz | Telecommunications licenses, frequencies and permissions
Disclosure of detailed information about financial instruments [line items]
License renewal fee		$ 486,000,000	₨ 45,000,000,000
License term		15 years	15 years
Proportion of license fee settled, percent		50.00%	50.00%
License fee, number of installments | installment		5	5
VEON Georgia LLC | VEON Georgia Holdings B.V.
Disclosure of detailed information about financial instruments [line items]
Consideration paid (received)	$ (45,000,000)
PMCL
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired (as a percent)																15.00%																15.00%
Consideration paid (received)																$ 273,000,000
Revolving credit facility
Disclosure of detailed information about financial instruments [line items]
Number of banks not extending facility | bank											2	2
Facility amount																1,250,000,000
Extension option, term											1 year	1 year
Proceeds from borrowings											$ 430,000,000						$ 610,000,000
Maximum borrowing capacity				$ 1,055,000,000					$ 1,055,000,000		1,250,000,000
Revolving credit facility | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Facility amount											250,000,000
Notes at 7.5%
Disclosure of detailed information about financial instruments [line items]
Facility amount											$ 417,000,000
Borrowings, interest rate											7.50%																			7.50%
VTB Bank bilateral term loan
Disclosure of detailed information about financial instruments [line items]
Tenor					7 years
Repayments of debt					₽ 30,000						$ 396,000,000	₽ 30,000
VTB Bank term loan facility agreement, maturity February 2029
Disclosure of detailed information about financial instruments [line items]
Facility amount				259,000,000					259,000,000		$ 400,000,000																		₽ 30,000	₽ 30,000
Alfa Bank $125 commitment, revolving credit facility
Disclosure of detailed information about financial instruments [line items]
Facility amount				125,000,000					125,000,000
Repayments of debt								$ 43,000,000
Raiffeisen Bank Russia $70 commitment, revolving credit facility
Disclosure of detailed information about financial instruments [line items]
Facility amount				$ 70,000,000					70,000,000
Repayments of debt						$ 24,000,000
Alfa Bank RUB 45m loan
Disclosure of detailed information about financial instruments [line items]
Facility amount								556,000,000																			₽ 45,000
Sherbank RUB 45m loan
Disclosure of detailed information about financial instruments [line items]
Facility amount								556,000,000																			45,000
Sberbank and Alfa Bank
Disclosure of detailed information about financial instruments [line items]
Facility amount								$ 1,112,000,000																			₽ 90,000
Number of group level loans | loan								2
Syndicated loan with a 10 year maturity | PMCL
Disclosure of detailed information about financial instruments [line items]
Facility amount								$ 217,000,000																		₨ 40,000,000,000
Tenor								10 years
Borrowings								$ 156,000,000																		₨ 30,000,000,000
Syndicated loan with a five years maturity | Banglalink
Disclosure of detailed information about financial instruments [line items]
Facility amount								$ 139,000,000																				৳ 12
Proceeds from borrowings						103,000,000	৳ 9
Tenor								5 years
JSC Citibank | Kyivstar
Disclosure of detailed information about financial instruments [line items]
Facility amount																		46,000,000					₴ 1,350
JSC Credit Agricole | Kyivstar
Disclosure of detailed information about financial instruments [line items]
Facility amount																		44,000,000					1,275
Alfa Bank $1667m loan | Kyivstar
Disclosure of detailed information about financial instruments [line items]
Facility amount																		57,000,000					1,677
OTP Bank UAH 490m loan | Kyivstar
Disclosure of detailed information about financial instruments [line items]
Facility amount | ₴																							₴ 1,250
Repayments of debt																		17,000,000	₴ 490
USD300M syndicated term facility | Banglalink
Disclosure of detailed information about financial instruments [line items]
Repayments of debt						$ 38,000,000
Veon Holdings B.V. revolving credit facility, available until february 2024
Disclosure of detailed information about financial instruments [line items]
Facility amount																$ 1,250,000,000
Extension option, term																1 year
Tenor																3 years
RUB30bn Alfa bank facility
Disclosure of detailed information about financial instruments [line items]
Facility amount																$ 396,000,000																₽ 30,000
RUB15bn Alfa Bank facility floating rate tranche
Disclosure of detailed information about financial instruments [line items]
Facility amount																$ 198,000,000																₽ 15,000
Proceeds from borrowings														$ 198,000,000	₽ 15,000
PKR50BN syndicated credit facility | PMCL
Disclosure of detailed information about financial instruments [line items]
Proceeds from borrowings									$ 222,000,000	₨ 40,000,000,000
PKR50BN syndicated credit facility | PMCL
Disclosure of detailed information about financial instruments [line items]
Facility amount													$ 320,000,000					$ 320,000,000		$ 320,000,000		₨ 50,000,000,000									₨ 50,000,000,000
Tenor													10 years
RUB100bn bilateral facility
Disclosure of detailed information about financial instruments [line items]
Repayments of borrowings														$ 198,000,000	₽ 15,000

[1]	Prior period comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 5).